Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Restricted cash	$ 7,269	$ 0
Performance Guarantee
Commitments and Contingencies [Line Items]
Performance bonds issued	$ 14,000	$ 31,600